Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair value measurements
Schedule of information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition
	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contract instruments	23,351	—	23,351	—

Liabilities:
Embedded derivatives underlying convertible notes	(32)	—	—	(32)

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contract instruments	79	—	79	—

Summary of changes in fair value of assets and liabilities using significant unobservable inputs (Level 3 valuation)
Balance at December 31, 2010	(66,174)
Unrealized gains included in Change in fair value of derivatives	66,142
Balance at December 31, 2011	(32)

Balance at December 31, 2011	(32)
Unrealized gains included in Change in fair value of derivatives	32
Balance at December 31, 2012	—

Schedule of information about inputs into the fair value measurements of the Group's assets that are measured at fair value on a non-recurring basis in periods subsequent to their initial recognition

As of December 31, 2011

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	736,486	—	—	736,486	(303,068)

As of December 31, 2012

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	515,854	—	—	515,854	(397,789)
Investment in a joint venture	50,910	—	—	50,910	(38,000)

Schedule of changes in fair value of derivatives

	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Embedded derivatives underlying convertible notes (see Note 16)	70,458	66,142	32
Capped call options (see Note 16)	5,094	(9,127)	—
Embedded foreign currency derivatives	(1,024)	(5,464)	—
Foreign exchange forward contracts not designated as hedging instruments	—	33,323	9,302
	74,528	84,874	9,334